Note 16 - Income Taxes (Details Textual) - CAD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Applicable tax rate	27.00%	27.00%
Net deferred tax assets	$ 4,006,000	$ 609,000
Tax effect from dividends on taxable preferred shares		196,000
Capital loss carryforwards	14,800,000	9,500,000
Deductible temporary differences for which no deferred tax asset is recognised	12,600,000	6,600,000
No expiration [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,900,000	1,000,000
Dependent on future taxable earnings in tax jurisdiction [member]
Statement Line Items [Line Items]
Net deferred tax assets	900,000	300,000
US Income Tax Loss Carryforwards [Member]
Statement Line Items [Line Items]
Net deferred tax assets	573,000	293,000
Capital Loss Carryforward [Member]
Statement Line Items [Line Items]
Net deferred tax assets	$ 2,000,000	$ 1,300,000